Segment information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Income
Net revenue from sales and services	R$ 109,732,842		R$ 74,058,056	[1]	R$ 83,004,729	[1]
Transactions with third parties	109,732,842		74,058,056		83,004,729
Cost of products and services sold	(104,827,966)		(70,056,447)		(78,208,786)
Gross profit	4,904,876		4,001,609		4,795,943
Operating income (expenses)
Selling and marketing	(1,934,789)		(1,595,871)		(1,631,760)
Loss allowance (reversion) for expected credit losses	3,123		(15,281)		(35,225)
General and administrative	(1,466,551)		(993,986)		(1,219,450)
Gain (loss) on disposal of property, plant and equipment and intangibles	184,189		85,455		1,700
Other operating income, net	96,166		64,034		140,029
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	1,787,014		1,545,960		2,051,237
Share of profit (loss) of subsidiaries, joint ventures and associates	(17,634)		(44,031)		(12,709)
Operating income before finance income (expenses) and income and social contribution taxes	1,769,380		1,501,929		2,038,528
Depreciation of PP&E and amortization of intangible assets charges	653,118		595,531		551,768
Amortization of contractual assets with customers – exclusive rights	282,521		289,436		355,250
Amortization of right-of-use assets	260,716		242,670		216,609
Total of depreciation and amortization	1,196,355		1,127,637	[2]	1,123,627
Expenses related to restructuring activities	154,640		87,363
Elimination of intersegment amounts [member]
Income
Net revenue from sales and services	(214,715)		(193,046)		(127,397)
Transactions with third parties	(214,715)		(193,046)		(127,397)
Cost of products and services sold	194,118		133,384		119,405
Gross profit	(20,597)		(59,662)		(7,992)
Operating income (expenses)
Selling and marketing
Loss allowance (reversion) for expected credit losses
General and administrative	20,597		59,662		7,992
Gain (loss) on disposal of property, plant and equipment and intangibles
Other operating income, net
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates
Share of profit (loss) of subsidiaries, joint ventures and associates
Operating income before finance income (expenses) and income and social contribution taxes
Depreciation of PP&E and amortization of intangible assets charges
Amortization of contractual assets with customers – exclusive rights
Amortization of right-of-use assets
Total of depreciation and amortization
Ipiranga [member]
Income
Net revenue from sales and services	99,382,617		66,133,035		75,452,481
Transactions with third parties	99,382,547		66,132,828		75,451,946
Cost of products and services sold	(96,110,408)		(63,609,871)		(71,962,747)
Gross profit	3,272,209		2,523,164		3,489,734
Operating income (expenses)
Selling and marketing	(1,409,350)		(1,164,779)		(1,228,136)
Loss allowance (reversion) for expected credit losses	23,536		2,863		(3,942)
General and administrative	(846,441)		(568,963)		(770,028)
Gain (loss) on disposal of property, plant and equipment and intangibles	183,862		78,952		13,285
Other operating income, net	74,574		44,195		186,982
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	1,298,390		915,432		1,687,895
Share of profit (loss) of subsidiaries, joint ventures and associates	(859)		(932)		(24,782)
Operating income before finance income (expenses) and income and social contribution taxes	1,297,531		914,500		1,663,113
Depreciation of PP&E and amortization of intangible assets charges	325,942		314,511		275,294
Amortization of contractual assets with customers – exclusive rights	280,975		287,800		355,055
Amortization of right-of-use assets	182,245		177,039		164,543
Total of depreciation and amortization	789,162		779,350		794,892
Ipiranga [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	70		207		535
Ultragaz [member]
Income
Net revenue from sales and services	9,744,659		7,408,342		7,094,825
Transactions with third parties	9,740,657		7,403,632		7,091,031
Cost of products and services sold	(8,626,340)		(6,310,157)		(6,104,952)
Gross profit	1,118,319		1,098,185		989,873
Operating income (expenses)
Selling and marketing	(438,697)		(404,776)		(394,798)
Loss allowance (reversion) for expected credit losses	(20,482)		(18,514)		(31,370)
General and administrative	(202,002)		(196,883)		(210,361)
Gain (loss) on disposal of property, plant and equipment and intangibles	2,138		7,936		2,677
Other operating income, net	10,976		8,265		12,953
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	470,252		494,213		368,974
Share of profit (loss) of subsidiaries, joint ventures and associates	(104)		(53)		(5)
Operating income before finance income (expenses) and income and social contribution taxes	470,148		494,160		368,969
Depreciation of PP&E and amortization of intangible assets charges	211,014		192,241		186,221
Amortization of contractual assets with customers – exclusive rights	1,546		1,636		195
Amortization of right-of-use assets	46,579		41,015		31,264
Total of depreciation and amortization	259,139		234,892		217,680
Ultragaz [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	4,002		4,710		3,794
Ultracargo [member]
Income
Net revenue from sales and services	713,096		644,177		540,758
Transactions with third parties	518,762		504,725		462,368
Cost of products and services sold	(285,406)		(270,010)		(261,025)
Gross profit	427,690		374,167		279,733
Operating income (expenses)
Selling and marketing	(9,213)		(7,278)		(8,683)
Loss allowance (reversion) for expected credit losses	69		370		87
General and administrative	(127,117)		(122,965)		(124,767)
Gain (loss) on disposal of property, plant and equipment and intangibles	(1,754)		(1,433)		(807)
Other operating income, net	3,876		8,898		(62,392)
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	293,551		251,759		83,171
Share of profit (loss) of subsidiaries, joint ventures and associates	602		392		1,370
Operating income before finance income (expenses) and income and social contribution taxes	294,153		252,151		84,541
Depreciation of PP&E and amortization of intangible assets charges	76,421		65,838		59,618
Amortization of contractual assets with customers – exclusive rights
Amortization of right-of-use assets	25,440		19,482		20,673
Total of depreciation and amortization	101,861		85,320		80,291
Ultracargo [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	194,334		139,452		78,390
Abastece Aí [member]
Income
Net revenue from sales and services	84,733		17,223
Transactions with third parties	84,733		17,223
Cost of products and services sold
Gross profit	84,733		17,223
Operating income (expenses)
Selling and marketing	(71,345)		(13,945)
Loss allowance (reversion) for expected credit losses
General and administrative	(113,544)		(33,164)
Gain (loss) on disposal of property, plant and equipment and intangibles	(9)
Other operating income, net	5,159		920
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	(95,006)		(28,966)
Share of profit (loss) of subsidiaries, joint ventures and associates
Operating income before finance income (expenses) and income and social contribution taxes	(95,006)		(28,966)
Depreciation of PP&E and amortization of intangible assets charges	14,365		4,053
Amortization of contractual assets with customers – exclusive rights
Amortization of right-of-use assets	267		40
Total of depreciation and amortization	14,632		4,093
Abastece Aí [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties
Reportable segments [member]
Income
Net revenue from sales and services	109,925,105		74,202,777		83,088,064
Transactions with third parties	109,726,699		74,058,408		83,005,345
Cost of products and services sold	(105,022,154)		(70,190,038)		(78,328,724)
Gross profit	4,902,951		4,012,739		4,759,340
Operating income (expenses)
Selling and marketing	(1,928,605)		(1,590,778)		(1,631,617)
Loss allowance (reversion) for expected credit losses	3,123		(15,281)		(35,225)
General and administrative	(1,289,104)		(921,975)		(1,105,156)
Gain (loss) on disposal of property, plant and equipment and intangibles	184,237		85,455		15,155
Other operating income, net	94,585		62,278		137,543
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	1,967,187		1,632,438		2,140,040
Share of profit (loss) of subsidiaries, joint ventures and associates	(361)		(593)		(23,417)
Operating income before finance income (expenses) and income and social contribution taxes	1,966,826		1,631,845		2,116,623
Depreciation of PP&E and amortization of intangible assets charges	627,742		576,643		521,133
Amortization of contractual assets with customers – exclusive rights	282,521		289,436		355,250
Amortization of right-of-use assets	254,531		237,576		216,480
Total of depreciation and amortization	1,164,794		1,103,655		1,092,863
Reportable segments [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	198,406		144,369		82,719
Others [member]
Income
Net revenue from sales and services	22,452	[3],[4]	48,325	[3],[4]	44,063
Transactions with third parties	6,143	[3],[4]	(352)	[3],[4]	(616)
Cost of products and services sold	70	[3],[4]	207	[3],[4]	533
Gross profit	22,522	[3],[4]	48,532	[3],[4]	44,595
Operating income (expenses)
Selling and marketing	(6,184)	[3],[4]	(5,093)	[3],[4]	(143)
Loss allowance (reversion) for expected credit losses		[3],[4]		[3],[4]
General and administrative	(198,044)	[3],[4]	(131,673)	[3],[4]	(122,286)
Gain (loss) on disposal of property, plant and equipment and intangibles	(48)	[3],[4]		[3],[4]	(13,455)
Other operating income, net	1,581	[3],[4]	1,756	[3],[4]	2,486
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates	(180,173)	[3],[4]	(86,478)	[3],[4]	(88,803)
Share of profit (loss) of subsidiaries, joint ventures and associates	(17,273)	[3],[4]	(43,438)	[3],[4]	10,708
Operating income before finance income (expenses) and income and social contribution taxes	(197,446)	[3],[4]	(129,916)	[3],[4]	(78,095)
Depreciation of PP&E and amortization of intangible assets charges	25,376	[3],[4]	18,888	[3],[4]	30,636
Amortization of contractual assets with customers – exclusive rights		[3],[4]		[3],[4]
Amortization of right-of-use assets	6,185	[3],[4]	5,094	[3],[4]	128
Total of depreciation and amortization	31,561	[3],[4]	23,982	[3],[4]	30,764
Others [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	R$ 16,309	[3],[4]	R$ 48,677	[3],[4]	R$ 44,678

[1]	For further information see Note 3.c.3.
[2]	Balances included for complete breakdown of segment information.
[3]	Includes in the line “General and administrative” and revenue on disposal of PP&E and intangibles the amount of R$ 154,640 in 2021 (R$ 87,363 in 2020) of expenses related to Ultrapar's holding structure, including the Presidency, Financial Board, Legal Board, Board of Directors and Fiscal Council, Risk, Compliance and Audit Board and Sustainability Board.
[4]	The “Others” column consists of financial income and expenses, income tax and social contribution of the segments, the parent company Ultrapar and the subsidiaries Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and equity of joint ventures of ConectCar, until September 30, 2021 and RPR.